Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Transactions in Derivative Financial Instruments	Presented hereunder is the composition of the derivatives:
	For the year ended December
	2024	2023
	€ in thousands
Derivatives presented under current assets
Swap contracts	146	275

Derivatives presented under non-current assets
Swap contracts	716	607
Financial power swap	15,258	10,341
	15,974	10,948

Derivatives presented under current liabilities
Forward	(1)	-
Swap contracts	(43)	-
Financial power swap	(1,831)	(4,643)
	(1,875)	(4,643)

Derivatives presented under non-current liabilities
Swap contracts	(288)	-

Schedule of Forward and Swap Contracts

The following table sets forth the details of the Company’s financial power swap and swap contracts with banking institutions:

	December 31, 2024
	Currency/ linkage/ interest rate	Currency/ linkage/ interest rate	Date of	Fair value - € in
	receivable	Payable	expiration	thousand

Euro 17.6 million interest swap transaction for a period of 18 years, semi-annually.	Euribor 6 months	Fixed 1%	December 20, 2037	862
Euro 9.6 million interest swap transaction for a period of 13 years, semi-annually.	Euribor 6 months	Fixed 0.465%	June 30, 2037	(331)
Financial power swap - electricity price swap fixed for float	Electricity price in Spain	Fixed price	September 30, 2030	13,427
Forward Dollar/NIS contracts with an aggregate Dollar denominated principal of $2 million.	weighted average rate of approximately 3.65		Jan-25	(1)

Schedule of Contractual Maturities of Financial Liabilities

The following are the contractual maturities of financial liabilities at undiscounted amounts and based on the spot rates at the reporting date, including estimated interest payments. This disclosure excludes the impact of netting agreements:

	December 31, 2024
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2-3 years	4-5 years	5 years
	€ in thousands
Non-derivative financial liabilities
Long-term loans, including current maturities	303,496	401,355	34,629	48,225	49,960	268,541

Debentures	191,529	227,731	46,750	85,480	82,181	13,320

Lease liabilities	26,038	49,029	1,613	4,101	4,742	38,573

Trade payables, other accounts payable and other long-term liabilities	17,597	17,597	16,724	873	-	-
	538,660	695,712	99,716	138,679	136,883	320,434

Derivative finance liabilities
Swap contract	331	331	43	121	70	97
	December 31, 2023
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2-3 years	4-5 years	5 years
	€ in thousands
Non-derivative financial liabilities
Long term loans, including current maturities	281,938	375,334	21,883	41,743	59,691	252,017

Debentures	140,087	158,051	41,100	72,088	30,738	14,125

Lease liabilities	24,380	47,011	1,916	3,895	3,903	37,297

Trade payables, other accounts payable and other long-term liabilities	14,496	14,496	13,703	793	-	-
	460,901	594,892	78,602	118,519	94,332	303,439

Derivative finance liabilities
Financial power swap	(5,698)	(5,698)	4,643	(4,267)	(6,292)	218

Schedule of Company's Exposure to Linkage and Foreign Currency Risk

The Company’s exposure to linkage and foreign currency risk was as follow:

	December 31, 2024
	Non-monetary/ Non finance	NIS	USD	EURO	Total
	€ in thousands
Current assets:
Cash and cash equivalents	-	28,147	1,831	11,156	41,134
Restricted cash	-	-	-	656	656
Intangible asset from green certificates	178	-	-	-	178
Trade and revenue receivables	-	-	-	5,393	5,393
Other receivables	1,215	1,872	62	12,192	15,341
Derivatives asset ST	-	-	-	146	146
Non-current assets:
Investments in equity accounted investees	41,324	-	-	-	41,324
Advances on account of investments	547	-	-	-	547
Fixed assets	482,747	-	-	-	482,747
Right-of-use asset	34,315	-	-	-	34,315
Restricted cash and deposits	-	5,004	-	12,048	17,052
Deferred tax	9,039	-	-	-	9,039
Long term receivables	12,874	537	-	-	13,411
Derivatives	-	-	-	15,974	15,974
Current liabilities:
Current maturities of long-term bank loans	-	-	(9,551)	(11,765)	(21,316)
Current maturities of long-term loans	-	-	-	(5,866)	(5,866)
Current maturities of debentures	-	(35,706)	-	-	(35,706)
Trade payables	-	(255)	(4,269)	(4,332)	(8,856)
Other payables	(178)	(6,466)	(51)	(4,201)	(10,896)
Current maturities of derivatives	-	(1)	-	(1,874)	(1,875)
Current maturities of lease liabilities	-	(118)	(10)	(586)	(714)
Warrants	-	(1,446)	-	-	(1,446)

Non-current liabilities:
Long-term lease liabilities	-	(3,350)	(2,021)	(19,953)	(25,324)
Liabilities to banks	-	(79,541)	-	(166,325)	(245,866)
Other long-term loans	-	(10,209)	-	(20,239)	(30,448)
Debentures	-	(155,823)	-	-	(155,823)
Deferred tax	(2,609)	-	-	-	(2,609)
Other long-term liabilities	-	(939)	-	-	(939)
Derivatives				(288)	(288)
Total exposure in statement of financial position in respect of financial assets and financial liabilities	579,452	(258,294)	(14,009)	(177,864)	129,285
	December 31, 2023
	Non-monetary/ Non finance	NIS (*)	USD	EURO	Total
	€ in thousands
Current assets:
Cash and cash equivalents	-	34,990	4,199	11,938	51,127
Short-term deposits	-	997	-	-	997
Restricted cash	-	-	-	810	810
Intangible asset from green certificates	553	-	-	-	553
Trade and revenue receivables	-	-	-	1,218	1,218
Other receivables	2,584	2,660	-	5,255	10,499
Derivatives asset ST	-	-	-	275	275
Assets of disposal groups classified as held for sale	28,297	-	-	-	28,297
Non-current assets:
Investments in equity accounted investees	31,772	-	-	-	31,772
Advances on account of investments	898	-	-	-	898
Fixed assets	407,982	-	-	-	407,982
Right-of-use asset	30,967	-	-	-	30,967
Restricted cash and deposits	-	3,558	-	13,828	17,386
Deferred tax	8,677	-	-	-	8,677
Long term receivables	9,350	1,096	-	-	10,446
Derivatives	-	-	-	10,948	10,948
Current liabilities:
Current maturities of long-term bank loans	-	-	-	(9,784)	(9,784)
Current maturities of long-term loans	-	-	-	(5,000)	(5,000)
Current maturities of debentures	-	(35,200)	-	-	(35,200)
Trade payables	-	(832)	(154)	(4,263)	(5,249)
Other payables	(553)	(9,445)	-	(861)	(10,859)
Current maturities of derivatives	-	-	-	(4,643)	(4,643)
Current maturities of lease liabilities	-	(105)	(10)	(585)	(700)
Liabilities of disposal groups classified as held for sale	(17,142)	-	-	-	(17,142)
Warrants	-	(84)	-	-	(84)
Non-current liabilities:
Long-term lease liabilities	-	(3,176)	(2,150)	(18,354)	(23,680)
Long-term loans	-	(69,685)	-	(168,096)	(237,781)
Other long-term bank loans	-	(8,452)	-	(20,921)	(29,373)
Debentures	-	(104,887)	-	-	(104,887)
Deferred tax	(2,516)	-	-	-	(2,516)
Other long-term liabilities	-	(855)	-	-	(855)

Total exposure in statement of financial position in respect of financial assets and financial liabilities	500,869	(189,420)	1,885	(188,235)	125,099

(*)	Including items linked to the Israeli CPI

Schedule of Significant Exchange Rates	Information regarding significant exchange rates:
	For the year ended December 31
	Rate of		Rate of
	Change		Change
	%	Dollar	%	NIS
1 Euro in 2024	(5.9)	1.041	(5.4)	3.796
1 Euro in 2023	3.7	1.106	6.9	4.012

Schedule of Sensitivity Analysis of Equity	The analysis assumes that all other variables, in particular interest rates, remain constant.
	December 31, 2024
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	667	(737)
5% in NIS	(12,915)	12,915

	December 31, 2023
	Increase	Increase
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	(90)	99
5% in NIS	(9,471)	9,471

Schedule of Change in Interest Rate Profit (Loss)

A change in interest rate would have increased (decreased) the profit in the financial statements by the amounts shown below:

	December 31,
	2024	2023
	Profit or loss	Profit or loss
	€ in thousands

Increase of 1%	1,098	736
Increase of 3%	2,898	2,204
Decrease of 1%	(703)	(734)
Decrease of 3%	(2,504)	(2,201)

Schedule of Fair Values of the Other Financial Liabilities

The fair values of the other financial liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	December 31, 2024
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Valuation techniques for determining fair value	Inputs used to determine fair value
	€ in thousands
Non-current liabilities:
Debentures	191,529	189,090	-	-
Loans from banks and others (including current maturities)	303,496	-	246,554	-	Discounting future cash flows by the market interest rate on the date of measurement.	See Note 21F(2)
	495,025	189,090	246,554	-

	December 31, 2023
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	140,087	134,464	-	-
Loans from banks and others (including current maturities)	281,938	-	231,057	-	Discounting future cash flows by the market interest rate on the date of measurement.	See Note 21F(2)
	422,025	134,464	231,057	-

Schedule of Interest Rates Used to Discount Estimated Cash Flows

The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread, and were as follows:

December 31,
	2024	2023
%
Non-current liabilities:
Loans from banks	Discount rate of Euribor+ 2% and + 2.5% with a zero floor	Discount rate of Euribor+ 2% with a zero floor
Loans from banks	fixed rate for several years 3.1%-6% Linkage to Euribor	fixed rate for several years 3.1%-6% Linkage to Euribor
Loans from banks	2.75%-4.78% Linkage to Consumer price index in Israel	2.58%-4.78% Linkage to Consumer price index in Israel
Loans from banks	Floating interest rate based on the USA Bank Rate minus a spread of 0.75%.	Floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%.
Loans from banks	fixed rate of 2.58%-3.03%	fixed rate of 2.58%-3.03%
Loans from others	Euribor+ 5.27%	Euribor+ 5.27%
Loans from others	7% Linkage to Consumer price index in Israel and fixed rate of 5.5%	7% Linkage to Consumer price index in Israel and fixed rate of 5.5%

Schedule of Fair Values Hierarchy	Level 3 - Inputs that are not based on observable market data (unobservable inputs).
	December 31, 2024
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Warrants	(1,446)	-	-	(1,446)	Fair value is measured at trade market.
Swap contracts	-	862	-	862	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Swap contracts		(331)		(331)	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Financial power swap			13,427	13,427	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
Forward	-	-	(1)	(1)	Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

	December 31, 2023
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Warrants	(84)	-	-	(84)	Fair value is measured at trade market.
Swap contracts	-	882	-	882	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Financial power swap	-	-	5,698	5,698	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

Schedule of Reconciliation Financial Instruments Carried at Fair Value

The table hereunder presents reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value in level 3 of the fair value hierarchy:

Financial assets
(liability)
Financial power swap
€ in thousands

Balance as at January 1, 2023	(61,537)
Total income recognized in profit or loss	13,777
Total income recognized in other comprehensive income	53,548
Balance as at December 31, 2023	5,698
Total income recognized in profit or loss	(127)
Total income recognized in other comprehensive income	7,856
Balance as at December 31, 2024	13,427